Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on trading of commodity contracts:
Realized gain (loss) on closed positions	$ (12,002)	$ 336,809	$ 881,958
Change in unrealized loss on open positions	(2,711)	(479,256)	(280,669)
Foreign currency transaction loss	(23,202)	(22,435)	(82,790)
Total Trading gain (loss)	(37,915)	(164,882)	518,499
Net investment income (loss):
Interest income	14,761	2,532	22,022
Realized loss on fixed income securities	0	0	(51,697)
Change in unrealized gain on fixed income securities	0	0	36,503
Total net investment gain	14,761	2,532	6,828
Expenses:
Management fees	147,535	218,826	282,920
Incentive fees	73,508	99,066	211,404
Investment Manager Incentive fees	0	2,224	0
Ongoing offering expenses	30,392	35,200	57,000
Operating expenses	301,861	337,899	433,250
Total expenses	813,206	1,028,511	1,526,517
Trading loss	(836,360)	(1,190,861)	(1,001,190)
Less: Operations attributed to non-controlling interests	(6,008)	(11,244)	0
Trading loss net of non-controlling interests	(830,352)	(1,179,617)	(1,001,190)
Non-Trading income (loss):
Interest on Non-Trading reserve	0	25	264
Collections in excess of impaired value	0	0	192,445
Legal and administrative fees	0	(301,763)	(19,882)
Management fees paid to US Bank	0	(451,942)	(146,588)
Non-Trading income (loss)	0	(753,680)	26,239
Net loss	(830,352)	(1,933,297)	(974,951)
Non-controlling Interests [Member]
Expenses:
Commissions	2,659	1,915	0
Capital Unit, Class A [Member]
Expenses:
Commissions	255,908	330,955	536,175
Capital Unit, Class B [Member]
Expenses:
Commissions	1,343	1,561	5,768
Capital Unit, Class C [Member]
Expenses:
Commissions	$ 0	$ 865	$ 0